Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Summary of Changes In Equity Method Investment

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,019,009	$817,223
Equity method investment income	97,820	470
Consideration Received on Disposal	(350,181)	—
Exchange difference	50,575	(38,972)
Ending balance	$817,223	778,721